John Hancock Institutional Series Trust
               Supplement to the Prospectus dated January 10, 2000


On page 10, the "Portfolio Management" section for the John Hancock Small Capitalization Value Fund has been changed as follows:


         PORTFOLIO MANAGERS

         Timothy E. Keefe, CFA
         ---------------------

         Senior vice president of adviser
         Joined team in 1996
         Joined adviser in 1996
         Began career in 1987




January 14, 2000

             Supplement to the John Hancock Growth Funds Prospectus
                             dated December 13, 1999





On page 18, the "Portfolio Management" section for the John Hancock Small Cap Value Fund has been changed as follows:


         PORTFOLIO MANAGERS

         Timothy E. Keefe, CFA
         ---------------------

         Senior vice president of adviser
         Joined team in 1996
         Joined adviser in 1996
         Began career in 1987


January 14, 2000